Acquired Intangible Assets, Net (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 5,234,020	$ 5,232,108
Less: accumulated amortization	(3,437,654)	(3,105,512)
Acquired intangible assets, net	1,796,366	2,126,596
Distribution networks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	2,329,849	2,329,849
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 2,904,171	$ 2,902,259